Derivatives - Summary of Outstanding Foreign Currency Forward Contracts Non-Designated Hedges of Foreign Currency Risk (Details) - Non-Designated Hedges [Member]
€ in Thousands, £ in Thousands, kr in Thousands, kr in Thousands, $ in Thousands
	Dec. 31, 2024 EUR (€) Instrument	Dec. 31, 2024 NOK (kr) Instrument	Dec. 31, 2024 DKK (kr) Instrument	Dec. 31, 2024 AUD ($) Instrument	Dec. 31, 2024 GBP (£) Instrument	Dec. 31, 2023 EUR (€) Instrument	Dec. 31, 2023 NOK (kr) Instrument	Dec. 31, 2023 DKK (kr) Instrument	Dec. 31, 2023 AUD ($) Instrument	Dec. 31, 2023 GBP (£) Instrument
Derivative [Line Items]
Number of Instruments	78	78	78	78	78	80	80	80	80	80
Buy USD/Sell EUR Forward
Derivative [Line Items]
Number of Instruments	40	40	40	40	40	60	60	60	60	60
Notional Amount | €	€ 528,759					€ 577,283
Buy USD/Sell DKK Forward
Derivative [Line Items]
Number of Instruments	8	8	8	8	8	12	12	12	12	12
Notional Amount | kr			kr 1,210,016					kr 1,301,016
Buy USD/Sell AUD Forward
Derivative [Line Items]
Number of Instruments	5	5	5	5	5	5	5	5	5	5
Notional Amount | $				$ 621,759					$ 621,759
Buy USD/Sell NOK Forward
Derivative [Line Items]
Number of Instruments	12	12	12	12	12	9	9	9	9	9
Notional Amount | kr		kr 412,700					kr 1,160,941
Buy USD/Sell GBP Forward
Derivative [Line Items]
Number of Instruments	0	0	0	0	0	4	4	4	4	4
Notional Amount | £					£ 0					£ 142,858